Related Party Transactions (Details) - Key management personnel of entity or parent - CAD ($) $ in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Disclosure of transactions between related parties [line items]
Key management personnel compensation, short-term benefits	$ 5.5	$ 5.8
Key management personnel compensation	0.0	2.3
Key management personnel compensation, share-based	$ 4.9	$ 10.3